Advances for Vessels	6 Months Ended
Jun. 30, 2020
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessels	Advances for Vessels
Advances for vessels are comprised of the following:

Balance, January 1, 2019	$8,596
Additions for advances, including capitalized expenses and interest	50,423
Transferred to vessel cost (refer to Note 3)	(39,725)
Balance, December 31, 2019	19,294
Additions for advances, including capitalized expenses and interest	36,406
Transferred to vessel cost (refer to Note 3)	(53,236)
Balance, June 30, 2020	$2,464

Advances paid for vessels represent advances paid for vessels acquisitions, vessels under construction and vessel improvements and comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest, certain capitalized expenses and expenditures for major improvements and regulatory compliance. During the year ended December 31, 2019 and the six months ended June 30, 2020, such payments were made for the following vessels:

•During the year ended December 31, 2019: advances for Hull No. S 1772 and improvements to several vessels; and
•During the six-month period ended June 30, 2020: advances for and acquisition of the vessel Troodos Oak (ex-Hull No. S 1772) and improvements to several vessels.